Consolidated Statements of Operations and Comprehensive Income (CAD)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Expenses
Amortization	1,459	2,128
Shareholder communication	57,123	41,106
Consulting fees	15,919	32,209
Foreign exchange loss (gain)	51,191	(27,048)
Interest expense	1,856	3,786
Management and directors’ fees (Note 8)	75,072	61,200
Mineral property maintenance costs		(7,254)
Office expenses	29,557	27,286
Professional fees (Note 8)	73,316	99,670
Research and development	113,554	107,700
Rent and utilities (Note 8)	6,871	15,680
Stock-based compensation (Note 6)		89,776
Transfer agent and filing fees	34,804	15,101
Travel and promotion	3,446	7,605
Wages and benefits	19,891	26,750
Loss before other items and income taxes	(484,059)	(495,695)
Other income (expense)
Gain on sale of investee’s shares (Note 10)		102,966
Net gain on expiration and modification of financial instrument liability	20,923	126,404
Interest income
Gain on investment in Minewest	80,295
Loss in equity investment	(8,718)
Unrealized gain (loss) on financial instrument liability	5,679	5,872
Loss before income taxes	(385,880)	(260,453)
Income tax recovery (expense) – current (Note 12)		10,317
Net and comprehensive loss	(385,880)	(250,136)
Net and comprehensive income (loss) attributable to:
Shareholders of the Company	(338,617)	(298,150)
Non-controlling interest	(47,263)	48,014
Comprehensive income (loss), net of tax, including portiion attributable to non-controlling interest	(385,880)	(250,136)
Loss per share – basic and diluted	(0.01)	(0.01)
Weighted average number of common shares outstanding – basic and diluted	32,787,710	29,000,177